OTHER FINANCIAL DATA - CAPITALIZED FINANCING COSTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Capitalized Financing Costs Disclosure [Line Items]
AFUDC related to debt	$ 26,000,000	$ 22,000,000	$ 22,000,000
AFUDC related to equity	107,000,000	106,000,000	75,000,000
Other capitalized financing costs	68,000,000	39,000,000	22,000,000
Total capitalized financing costs	201,000,000	167,000,000	119,000,000
Sempra Mexico Sonora Pipeline AFUDC equity	33,000,000	43,000,000	19,000,000
Sempra Natural Gas Misc AFUDC equity	1,000,000	0	0
San Diego Gas and Electric Company [Member]
Capitalized Financing Costs Disclosure [Line Items]
AFUDC related to debt	14,000,000	15,000,000	16,000,000
AFUDC related to equity	37,000,000	37,000,000	39,000,000
Other capitalized financing costs	0	0	0
Total capitalized financing costs	51,000,000	52,000,000	55,000,000
Southern California Gas Company [Member]
Capitalized Financing Costs Disclosure [Line Items]
AFUDC related to debt	12,000,000	7,000,000	6,000,000
AFUDC related to equity	36,000,000	26,000,000	17,000,000
Other capitalized financing costs	1,000,000	1,000,000	1,000,000
Total capitalized financing costs	$ 49,000,000	$ 34,000,000	$ 24,000,000